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                    AMERICAN CENTURY VARIABLE PORTFOLIOS II
                               Semiannual Report

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VP Prime

June 30, 2001

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[inside front cover]

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     American Century's reports to shareholders have been awarded the
Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


Statement of Assets and Liabilities
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This statement breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

JUNE 30, 2001 (UNAUDITED)

ASSETS

Investment security ($100,000 principal amount,
   U.S. Treasury Notes, 5.50%, 7/2/01),
   at value (amortized cost and cost
   for federal income tax purposes) .............................     $100,154
Interest receivable .............................................        2,019
                                                                 ---------------
                                                                       102,173
                                                                 ---------------

LIABILITIES

Dividends payable ...............................................        2,173
                                                                 ---------------

NET ASSETS ......................................................     $100,000
                                                                 ===============

CAPITAL SHARES, $0.01 PAR VALUE

Authorized ......................................................  200,000,000
                                                                 ===============
Outstanding .....................................................      100,000
                                                                 ===============

NET ASSET VALUE PER SHARE .......................................        $1.00
                                                                 ===============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus) .........................     $100,000
                                                                 ===============


See Notes to Financial Statements                 www.americancentury.com      1


Statement of Operations
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This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of dividend and interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME

INCOME:
Interest ........................................................       $2,173
                                                                 ---------------

EXPENSES (Note 2):
Management fees .................................................          298
Amount waived ...................................................         (298)
                                                                 ---------------
Net expenses ....................................................           --
                                                                 ---------------

NET INVESTMENT INCOME ...........................................       $2,173
                                                                 ===============


2      1-800-345-6488                          See Notes to Financial Statements


Statement of Changes in Net Assets
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This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INCREASE IN NET ASSETS

                                                                        2001
OPERATIONS

Net investment income ...........................................     $  2,173
                                                                 ---------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ......................................      (2,173)
                                                                 ---------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .......................................      100,000
                                                                 ---------------

NET INCREASE IN NET ASSETS ......................................      100,000

NET ASSETS

Beginning of period .............................................           --
                                                                 ---------------
End of period ...................................................     $100,000
                                                                 ===============

TRANSACTIONS IN SHARES OF THE FUND

Sold ............................................................      100,000
                                                                 ===============


See Notes to Financial Statements                 www.americancentury.com      3


Notes to Financial Statements
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JUNE 30, 2001 (UNAUDITED)

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1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. VP Prime Money Market Fund (the fund) is the only fund issued by the corporation. The fund is diversified under the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. On December 26, 2000, the corporation sold 100,000 shares of the fund to American Century Investment Management, Inc. (ACIM). Shares of the fund have been continuously offered to the public since May 1, 2001, the effective date of the corporation's registration with the Securities and Exchange Commission. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

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2. TRANSACTIONS WITH RELATED PARTIES

    The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex range from 0.2900% to 0.3100%. The management fee has been voluntarily waived by ACIM through June 30, 2001. The management fee will continue to be waived until the fund begins investment operations.

    Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services Corporation.


4      1-800-345-6488


VP Prime--Financial Highlights
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This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

                         FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                                       2001(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............................      $1.00
                                                                  --------------
Income From Investment Operations
   Net Investment Income .........................................       0.02
                                                                  --------------
Distributions
   From Net Investment Income ....................................      (0.02)
                                                                  --------------
Net Asset Value, End of Period ...................................      $1.00
                                                                  ==============
   TOTAL RETURN(2) ...............................................       2.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................ 0.00%(3)(4)
Ratio of Net Investment Income to Average Net Assets ............. 4.38%(3)(4)
Net Assets, End of Period (in thousands) .........................        $100

(1)  Six months ended June 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4) ACIM voluntarily waived the management fee of the fund through June 30, 2001. Had the fees not been waived, the annualized ratio of operating expenses to average net assets would have been 0.60% and the annualized ratio of net investment income to average net assets would have been 3.78%.


See Notes to Financial Statements                 www.americancentury.com      5


[back cover]

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Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

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0108                               American Century Investment Services, Inc.
SH-SAN-26821                       (c)2001 American Century Services Corporation

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P.O. BOX 419385
KANSAS CITY, MISSOURI 64141-6385

WWW.AMERICANCENTURY.COM

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES
1-800-345-6488

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.